INCOME TAXES - Schedule of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (498,242)	$ (67,713)
Foreign	(5,807)
Net loss before income tax	$ (504,049)	$ (67,713)	$ (12,195)